Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
The following table sets forth selected quarterly data for the years presented, in thousands, except per share data.

	Quarter Ended	Quarter Ended		Quarter Ended	Quarter Ended	Year Ended
2018	December 31,	September 30,		June 30,	March 31,	December 31,
Revenues	$6,929	$4,105		$3,913	$6,246	$21,193
Operating costs and expenses	$48,530	$52,012		$32,284	$38,792	$171,618
Net loss attributable to Sorrento	$(49,774)	$(47,328)		$(73,864)	$(32,574)	$(203,540)
Net loss per share - basic	$(0.41)	$(0.40)		$(0.73)	$(0.38)	$(1.92)
Net loss per share - diluted	$(0.41)	$(0.40)		$(0.73)	$(0.38)	$(1.92)
Weighted-average shares - basic	121,552	117,021		100,563	84,941	106,150
Weighted-average shares - diluted	121,552	117,021		100,563	84,941	106,150
	Quarter Ended	Quarter Ended		Quarter Ended	Quarter Ended	Year Ended
2017	December 31, (1)	September 30,		June 30,	March 31,	December 31,
Revenues	$20,407	$121,910	[1]	$4,665	$4,874	$151,856
Operating costs and expenses	$55,205	$24,993		$18,123	$28,200	$126,521
Net income (loss) attributable to Sorrento	$48,444	$(2,061)		$(14,187)	$(23,064)	$9,132
Net income (loss) per share - basic	$0.60	$(0.03)		$(0.20)	$(0.45)	$0.13
Net income (loss) per share - diluted	$0.58	$(0.03)		$(0.20)	$(0.45)	$0.13
Weighted-average shares - basic	80,486	76,887		70,302	50,886	69,742
Weighted-average shares - diluted	82,996	76,888		70,302	50,886	70,381

(1) Quarter-over-quarter increase primarily due to revenue recognized from the intangibles transferred to Celularity as a result of closing the Contribution Agreement in 2017.